Shares of the Parent Company (Details)				12 Months Ended
	May 30, 2018 shares	Feb. 02, 2018 shares	May 23, 2017 shares	Dec. 31, 2018 EUR (€) item shares	Dec. 31, 2017 EUR (€)	Dec. 02, 2015 shares
Shares of the Parent Company
Number of share classes | item				1
Number of votes per share | item				1
Share capital | €				€ 246,000,000	€ 246,000,000
Shares held by Group companies				42,782,966
Shares held by Group companies (as a percent)				0.80%
Shares Cancelled		207,897,644
Number of shares authorized for issue	550,000,000		560,000,000			2,100,000,000
Treasury shares issued (in shares)				13,220,987
Repurchase of shares authorized (in shares)	550,000,000		560,000,000
Equity holders of the parent
Shares of the Parent Company
Share capital | €				€ 245,896,461.96
Number of shares issued				5,635,945,159
Stock Option
Shares of the Parent Company
Shares issued for share-based payment				424,500
Other than Stock Option
Shares of the Parent Company
Shares issued for share-based payment				4,014,000
Maximum
Shares of the Parent Company
Percentage of shares repurchased	10.00%		10.00%